As filed with the Securities and Exchange Commission on March 20, 2017

1933 Act File No. 333-184477

1940 Act File No. 811-22761

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 37	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 39	☒
(Check appropriate box or boxes.)

STONE RIDGE TRUST
(Exact Name of Registrant as Specified in Charter)

510 Madison Avenue, 21st Floor
New York, New York 10022
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code:
855-609-3680

Stone Ridge Trust
510 Madison Avenue, 21st Floor
New York, New York 10022
(Name and Address of Agent for Service)

Copies of Communication To:
Elizabeth J. Reza
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Stone Ridge U.S. Large Cap Variance Risk Premium Fund, Stone Ridge U.S. Small Cap Variance Risk Premium Fund, Stone Ridge U.S. Variance Risk Premium Master Fund, Stone Ridge International Developed Markets Variance Risk Premium Fund, Stone Ridge Emerging Markets Variance Risk Premium Fund, Stone Ridge International Variance Risk Premium Master Fund and Stone Ridge Global Equity Variance Risk Premium Master Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 37 meets all of the requirements for effectiveness under Rule 485(b) and it has duly caused this Post Effective Amendment No. 37 to the Registration Statement of Stone Ridge Trust (related to Stone Ridge U.S. Large Cap Variance Risk Premium Fund, Stone Ridge U.S. Small Cap Variance Risk Premium Fund, Stone Ridge U.S. Variance Risk Premium Master Fund, Stone Ridge International Developed Markets Variance Risk Premium Fund, Stone Ridge Emerging Markets Variance Risk Premium Fund, Stone Ridge International Variance Risk Premium Master Fund and Stone Ridge Global Equity Variance Risk Premium Master Fund) to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 20th day of March, 2017.

STONE RIDGE TRUST

By:	/s/ Lauren D. Macioce
Lauren D. Macioce, Chief Compliance Officer and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* Ross Stevens	Trustee, President (Principal Executive Officer)	March 20, 2017

* Patrick A. Kelly	Treasurer (Principal Financial Officer)	March 20, 2017

* Daniel Charney	Trustee	March 20, 2017

* Jeffery Ekberg	Trustee	March 20, 2017

* Power of Attorney

*By:	/s/ Lauren D. Macioce
Lauren D. Macioce
Attorney in Fact

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE